JPMorgan National Municipal Income Fund Average Annual Total Returns - A C I Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	1.05%	0.99%	2.25%
BLOOMBERG U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		0.88%	1.08%	2.04%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.83%)	(0.09%)	1.09%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		0.38%	0.12%	1.01%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.20%	0.91%	1.74%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.18%	0.86%	1.69%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	1.35%	1.94%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg California Municipal Bond Index to the Bloomberg US Municipal Index.
[2]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg New York Municipal Bond Index to the Bloomberg US Municipal Index.